Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Disclosure of Contingent Liabilities

The breakdown of the contingent payments and the related milestones triggering the payment are disclosed below:

In thousands of USD	Payment
GLP Tox Study Initiation	5,000
First dosing of the first subject in the first Clinical Trial	5,000
First dosing of the first subject in a Pivotal Trial	15,000
Total	25,000